Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,464,689.00

Principal:
Principal Collections	$17,718,926.69
Prepayments in Full	$11,453,249.00
Liquidation Proceeds	$577,698.30
Recoveries	$70,231.97
Sub Total	$29,820,105.96
Collections	$32,284,794.96

Purchase Amounts:
Purchase Amounts Related to Principal	$187,030.93
Purchase Amounts Related to Interest	$1,235.50
Sub Total	$188,266.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,473,061.39

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,473,061.39
Servicing Fee	$593,722.36	$593,722.36	$0.00	$0.00	$31,879,339.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,879,339.03
Interest - Class A-2 Notes	$23,397.46	$23,397.46	$0.00	$0.00	$31,855,941.57
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$31,662,901.57
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$31,589,225.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,589,225.90
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$31,552,725.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,552,725.40
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$31,523,784.40
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,523,784.40
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$31,483,880.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,483,880.90
Regular Principal Payment	$28,887,071.16	$28,887,071.16	$0.00	$0.00	$2,596,809.74
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,596,809.74
Residuel Released to Depositor	$0.00	$2,596,809.74	$0.00	$0.00	$0.00
Total		$32,473,061.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,887,071.16
Total					$28,887,071.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,887,071.16	$66.44	$23,397.46	$0.05	$28,910,468.62	$66.49
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$28,887,071.16	$21.53	$395,458.13	$0.29	$29,282,529.29	$21.82

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$73,886,704.82	0.1699326	$44,999,633.66	0.1034950
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$688,696,704.82	0.5132595	$659,809,633.66	0.4917310

Pool Information
Weighted Average APR	4.276%	4.274%
Weighted Average Remaining Term	42.76	41.92
Number of Receivables Outstanding	39,421	38,508
Pool Balance	$712,466,830.94	$682,154,943.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$692,617,998.52	$663,276,249.06
Pool Factor	0.5265279	0.5041267

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$10,232,324.16
Yield Supplement Overcollateralization Amount	$18,878,694.74
Targeted Overcollateralization Amount	$22,345,310.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,345,310.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$374,982.22
(Recoveries)		48	$70,231.97
Net Losses for Current Collection Period			$304,750.25
Cumulative Net Losses Last Collection Period			$3,213,424.62
Cumulative Net Losses for all Collection Periods			$3,518,174.87

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.51%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.37%	458	$9,378,397.51
61-90 Days Delinquent	0.14%	42	$965,343.78
91-120 Days Delinquent	0.04%	10	$247,351.05
Over 120 Days Delinquent	0.09%	30	$641,415.33
Total Delinquent Receivables	1.65%	540	$11,232,507.67

Repossession Inventory:
Repossessed in the Current Collection Period		33	$686,361.56
Total Repossessed Inventory		47	$1,080,779.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4503%
Preceding Collection Period			0.3325%
Current Collection Period			0.5244%
Three Month Average			0.4358%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2183%
Preceding Collection Period			0.2182%
Current Collection Period			0.2129%
Three Month Average			0.2165%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer